GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill [abstract]
Beginning of year	$ 896
Acquired through business acquisition	0	$ 799
Foreign exchange	5	97
End of year	$ 901	$ 896